Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Restricted cash and investments	$ 20,862	$ 27,745
Related party receivables	1,986	0
Inventories	1,786	788
Voyages in progress	1,331	0
Other current assets	515	90
Total current assets	26,480	28,623
Vessel, net	45,221	48,052
Deferred charges	276	315
Total assets	71,977	76,990
Current liabilities
Current portion of long-term debt	3,900	3,605
Trade accounts payable	42	886
Due to related parties	46	1,160
Accrued expenses	3,436	2,263
Total current liabilities	7,424	7,914
Long-term debt	45,445	49,345
Total liabilities	52,869	57,259
Equity
Common stock: 2 shares of no par value	0	0
Retained earnings	19,108	19,731
Total equity	19,108	19,731
Total liabilities and equity	$ 71,977	$ 76,990